Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

January 20, 2017

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Attn:  Office of Filings, Information & Consumer Services

Re:

Calvert Variable Products, Inc. (the “Registrant”) (1933 Act File No. 002-90309) on behalf of Calvert VP S&P 500 Index Portfolio, Calvert VP S&P MidCap 400 Index Portfolio, Calvert VP Russell 2000 Small Cap Index Portfolio, Calvert VP EAFE International Index Portfolio, Calvert VP NASDAQ 100 Index Portfolio, Calvert VP Investment Grade Bond Index Portfolio, Calvert Volatility Managed Moderate Portfolio, Calvert Volatility Managed Moderate Growth Portfolio and Calvert Volatility Managed Growth Portfolio (the “Funds”)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in a Prospectus dated May 1, 2016 as revised January 3, 2017. The purpose of the filing is to submit the 497(e) filing dated January 3, 2017 in XBRL for the Fund.

Please contact me at (617) 672-8535, or fax number (617) 672-1535 if you have any questions or comments.

Very truly yours,

/s/ Linda K. Nishi

Linda K. Nishi

Assistant Vice President